UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             Form 13F

                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31 MARCH 2005

Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ValueAct Capital (VA Partners, LLC)
           -----------------------------------------------------
           435 Pacific Avenue, Fourth Floor
           -----------------------------------------------------
           San Francisco, CA  94133
           -----------------------------------------------------

Form 13F File Number: 28-10080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       George F. Hamel, Jr.
Title:      Managing Member
Phone:      415-362-3700

Signature, Place, and Date of Signing:

/s/ George F. Hamel, Jr.   San Francisco, CA      MAY 12, 2005
------------------         -----------------     ----------------
[Signature]                  [City, State]            [Date]

Report Type:
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                             ---------------
Form 13F Information Table Entry Total:       20
                                             ---------------
Form 13F Information Table Value Total:       $1,627,003
                                              --------------
                                              (thousands)

List of Other Included Managers:

NONE

VA Partners, LLC


                                      FORM 13F INFORMATION TABLE                                                Voting Authority
                                                                                                             ----------------------
                                                      Value      Shares/     Sh/  Put/   Invstmt  Other
Name of Issuer            Title of Class  CUSIP     (x$1000)     Prn Amt     Prn  Call   Dscretn  Managers    Sole    Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Acxiom Corp.                   COM       005125109   195,434    9,337,526     Sh           Sole      N/A     9,337,526
-----------------------------------------------------------------------------------------------------------------------------------
Agilent Technologies Inc.      COM       00846U101   140,388    6,323,800     Sh           Sole      N/A     6,323,800
-----------------------------------------------------------------------------------------------------------------------------------
Applera Corp.                  COM       038020103    84,964    4,304,200     Sh           Sole      N/A     4,304,200
-----------------------------------------------------------------------------------------------------------------------------------
Catalina Marketing Corp.       COM       148867104   165,785    6,401,000     Sh           Sole      N/A     6,401,000
-----------------------------------------------------------------------------------------------------------------------------------
Chiron Corporation             COM       170040109   140,240    4,000,000     Sh           Sole      N/A     4,000,000
-----------------------------------------------------------------------------------------------------------------------------------
DocuCorp International, Inc.   COM       255911109     7,142      920,380     Sh           Sole      N/A       920,380
-----------------------------------------------------------------------------------------------------------------------------------
Elizabeth Arden, Inc.          COM       28660G106    27,485    1,157,765     Sh           Sole      N/A     1,157,765
-----------------------------------------------------------------------------------------------------------------------------------
Gartner Group, Inc.            COM       366651107   110,935   11,592,000     Sh           Sole      N/A    11,592,000
-----------------------------------------------------------------------------------------------------------------------------------
Gartner Group, Inc.            CL B      366651206    47,895    5,122,546     Sh           Sole      N/A     5,122,546
-----------------------------------------------------------------------------------------------------------------------------------
Insurance Auto Auctions, Inc.  COM       457875102    94,339    3,387,400     Sh           Sole      N/A     3,387,400
-----------------------------------------------------------------------------------------------------------------------------------
Intergraph Corp.               COM       458683109    31,691    1,100,000     Sh           Sole      N/A     1,100,000
-----------------------------------------------------------------------------------------------------------------------------------
MSC Software Corp              COM       553531104    38,507    3,459,800     Sh           Sole      N/A     3,459,800
-----------------------------------------------------------------------------------------------------------------------------------
Martha Stewart Living          COM       573083102       402       17,829     Sh           Sole      N/A        17,829
-----------------------------------------------------------------------------------------------------------------------------------
Mentor Corp                    COM       587188103   149,259    4,649,818     Sh           Sole      N/A     4,649,818
-----------------------------------------------------------------------------------------------------------------------------------
Per-Se Technologies            COM       713569309    82,620    5,382,472     Sh           Sole      N/A     5,382,472
-----------------------------------------------------------------------------------------------------------------------------------
Reynolds & Reynolds Co CL A    COM       761695105    16,890      624,200     Sh           Sole      N/A       624,200
-----------------------------------------------------------------------------------------------------------------------------------
Seitel Inc.                    COM       816074405    30,799   22,078,563     Sh           Sole      N/A    22,078,563
-----------------------------------------------------------------------------------------------------------------------------------
Siebel Systems, Inc.           COM       826170102   148,408   16,255,000     Sh           Sole      N/A    16,255,000
-----------------------------------------------------------------------------------------------------------------------------------
TriZetto Group, Inc.           COM       896882107    61,446    6,600,000     Sh           Sole      N/A     6,600,000
-----------------------------------------------------------------------------------------------------------------------------------
U.S.I. Holdings Corp.          COM       90333H101    52,366    4,445,361     Sh           Sole      N/A     4,445,361
-----------------------------------------------------------------------------------------------------------------------------------